Cost of revenue (Tables)	12 Months Ended
Dec. 31, 2013
Cost of revenue
Schedule of cost of revenue

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Revenue sharing fees and content costs	6,750	109,273	444,065
Bandwidth costs	75,064	145,037	203,238
Salary and welfare	33,388	50,009	88,456
Business tax and surcharges	16,462	30,026	47,755
Depreciation and amortization	11,951	25,762	37,084
Payment handling costs	9,306	22,828	24,955
Shared-based compensation	15,449	8,407	9,860
Other costs	14,329	24,791	26,586

Total	182,699	416,133	881,999